ACQUISITIONS, DIVESTITURES, AND DISCONTINUED OPERATIONS - Net Income (Loss) from Discontinued Operations (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	$ 9,758	$ 9,437	$ 9,322	$ 8,925	$ 9,169	$ 8,819	$ 8,572	$ 8,157	$ 37,442	$ 34,717	$ 33,009
Cost of products and services sold									23,613	21,360	20,637
Research and development expenses									1,812	1,454	1,375
Selling, general and administrative expenses									5,450	5,235	4,887
Other (Income) Expense									(1,247)	(843)	(830)
Income from continuing operations before taxes									5,476	6,244	6,191
Tax expense									1,008	1,249	1,262
Net income									4,772	5,740	5,672
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff | Solstice
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales									3,244	3,781	3,653
Cost of products and services sold									2,155	2,476	2,353
Research and development expenses									78	82	81
Selling, general and administrative expenses									168	231	245
Interest and other financial charges									(5)	9	16
Other (Income) Expense									242	14	(10)
Income from continuing operations before taxes									606	969	968
Tax expense									302	224	225
Net income									304	745	743
Product
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales									24,515	22,841	22,345
Cost of products and services sold									16,153	15,017	14,836
Product | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff | Solstice
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales									3,007	3,438	3,428
Cost of products and services sold									1,972	2,210	2,137
Service
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales									12,927	11,876	10,664
Cost of products and services sold									7,460	6,343	5,801
Service | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff | Solstice
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales									237	343	225
Cost of products and services sold									$ 183	$ 266	$ 216